Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share based Compensation
Summary of the Group's share-based compensation cost	The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	758,810	794,855	833,389
Selling and marketing expenses	84,920	102,300	118,611
General and administrative expenses	797,120	929,013	1,105,547
Research and development expenses	763,239	837,321	983,945
	2,404,089	2,663,489	3,041,492

Restricted share units
Share based Compensation
Summary of the Company's RSUs award activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2019, 2020 and 2021:

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2019	12,125	52.02
Granted	8,815	46.30
Vested	(5,910)	51.22
Forfeited	(955)	48.82
Outstanding at December 31, 2019	14,075	49.00

Outstanding at January 1, 2020	14,075	49.00
Granted	6,269	68.35
Vested	(5,832)	48.02
Forfeited	(416)	54.47
Outstanding at December 31, 2020	14,096	57.85

Outstanding at January 1, 2021	14,096	57.85
Granted	4,579	110.19
Vested	(5,067)	58.02
Forfeited	(612)	75.29
Outstanding at December 31, 2021	12,996	75.40